Income Taxes - Operating Loss Carryforwards (Details)	Dec. 31, 2016 USD ($)
Federal
Operating Loss Carryforwards
Operating loss carryforwards	$ 219,087,000
State
Operating Loss Carryforwards
Operating loss carryforwards	$ 161,812,000